Securities	6 Months Ended
Jun. 30, 2024
Debt Securities, Trading, and Equity Securities, FV-NI, Cost [Abstract]
Securities
NOTE 2 – SECURITIES

The fair value of equity securities and the related gross unrealized gains and (losses) recognized in noninterest income were as follows:

	June 30, 2024
(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Equity securities	$7,993	$266	$(757)	$7,502

	December 31, 2023
(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Equity securities	$7,960	$212	$(667)	$7,505

The following tables present the amortized cost and fair value of securities available for sale and the gross unrealized gains and losses recognized in accumulated other comprehensive income (loss) and the amortized cost and fair value of securities held to maturity and the related gross unrealized gains and losses:

	June 30, 2024
(Dollars in thousands) Available for Sale:	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Treasury notes and bonds	$90,112	$-	$(10,801)	$79,311
State and municipal	260,866	-	(31,611)	229,255
Mortgage-backed	196,032	26	(23,000)	173,058
Corporate	250	-	(45)	205
Asset-backed securities	10,050	-	(209)	9,841
Total	$557,310	$26	$(65,666)	$491,670

(Dollars in thousands)
Held to Maturity:
U.S. Government and federal agency	$2,975	$-	$(340)	$2,635
State and municipal	195,460	6	(32,418)	163,048
Mortgage-backed	173,860	-	(24,715)	149,145
Corporate	20,028	19	(2,652)	17,395
Asset-backed securities	376	-	(16)	360
Total	$392,699	$25	$(60,141)	$332,583

	December 31, 2023
(Dollars in thousands) Available for Sale:	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Treasury notes and bonds	$90,345	$-	$(10,151)	$80,194
State and municipal	269,918	-	(35,236)	234,682
Mortgage-backed	212,392	14	(23,905)	188,501
Corporate	250	-	(46)	204
Asset-backed securities	11,334	-	(317)	11,017
Total	$584,239	$14	$(69,655)	$514,598

(Dollars in thousands)
Held to Maturity:
U.S. Government and federal agency	$2,972	$-	$(293)	$2,679
State and municipal	196,098	14	(30,220)	165,892
Mortgage-backed	188,329	-	(25,796)	162,533
Corporate	20,013	21	(2,864)	17,170
Asset-backed securities	547	-	(30)	517
Total	$407,959	$35	$(59,203)	$348,791

Available for sale securities with unrealized losses as of June 30, 2024 and December 31, 2023, aggregated by investment category and length of time the individual securities have been in an unrealized loss position, were as follows:

	June 30, 2024
	Less than 12 months		More than 12 months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
(Dollars in thousands) Available for Sale:
U.S. Treasury notes and bonds	$-	$-	$79,311	$10,801	$79,311	$10,801
State and municipal	-	-	229,255	31,611	229,255	31,611
Mortgage-backed	2,503	14	159,321	22,986	161,824	23,000
Corporate	-	-	205	45	205	45
Asset-backed securities	-	-	9,841	209	9,841	209
Total temporarily impaired	$2,503	$14	$477,933	$65,652	$480,436	$65,666

	December 31, 2023
	Less than 12 months		More than 12 months		Total
(Dollars in thousands) Available for Sale:	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Treasury notes and bonds	$-	$-	$80,194	$10,151	$80,194	$10,151
State and municipal	557	6	234,125	35,230	234,682	35,236
Mortgage-backed	1,255	23	176,400	23,882	177,655	23,905
Corporate	-	-	204	46	204	46
Asset-backed securities	-	-	11,017	317	11,017	317
Total temporarily impaired	$1,812	$29	$501,940	$69,626	$503,752	$69,655

Held to maturity securities with unrealized losses as of June 30, 2024 and December 31, 2023, aggregated by investment category and length of time the individual securities have been in an unrealized loss position, were as follows:

	June 30, 2024
	Less than 12 months		More than 12 months		Total
(Dollars in thousands) Held to Maturity:	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Government and federal agency	$-	$-	$2,635	$340	$2,635	$340
State and municipal	7,256	1,350	155,628	31,068	162,884	32,418
Mortgage-backed	-	-	149,145	24,715	149,145	24,715
Corporate	-	-	15,731	2,652	15,731	2,652
Asset-backed securities	-	-	360	16	360	16
Total temporarily impaired	$7,256	$1,350	$323,499	$58,791	$330,755	$60,141

	December 31, 2023
	Less than 12 months		More than 12 months		Total
(Dollars in thousands) Held to Maturity:	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Government and federal agency	$-	$-	$2,679	$293	$2,679	$293
State and municipal	23	-	165,526	30,220	165,549	30,220
Mortgage-backed	-	-	162,533	25,796	162,533	25,796
Corporate	-	-	15,509	2,864	15,509	2,864
Asset-backed securities	-	-	517	30	517	30
Total temporarily impaired	$23	$-	$346,764	$59,203	$346,787	$59,203

ChoiceOne evaluates all securities on a quarterly basis to determine if an ACL and corresponding impairment charge should be recorded. Consideration is given to the extent to which the fair value has been less than cost, the financial condition and near-term prospects of the issuer, and the intent and ability of ChoiceOne to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value of amortized cost basis. ChoiceOne believes that unrealized losses on securities were temporary in nature and were caused primarily by changes in interest rates, increased credit spreads, and reduced market liquidity and were not caused by the credit status of the issuer.  No ACL was recorded in the three and six months ended June 30, 2024 and 2023.

At June 30, 2024 and December 31, 2023, there were 553 and 569 securities with an unrealized loss, respectively.  Unrealized losses have not been recognized into income because the issuers’ bonds are of high credit quality, and management does not intend to sell prior to their anticipated recovery, and the decline in fair value is largely due to changes in interest rates and other market conditions. The issuers continue to make timely principal and interest payments on the bonds. The fair value is expected to recover as the bonds approach maturity.

The majority of unrealized losses at June 30, 2024, are related to U.S. Treasury notes and bonds, state and municipal bonds and mortgage backed securities.  The U.S. Treasury notes are guaranteed by the U.S. government and 100% of the notes are rated AA or better. State and municipal bonds are backed by the taxing authority of the bond issuer or the revenues from the bond. On June 30, 2024, 85% of state and municipal bonds held are rated AA or better, 11% are A rated and 4% are not rated.  Of the mortgage-backed securities held on June 30, 2024, 42% were issued by US government sponsored entities and agencies, and rated AA, 43% are AAA rated private issue and collateralized mortgage obligation, and 15% are unrated privately issued mortgage-backed securities with structured credit enhancement and collateralized mortgage obligation.

Presented below is a schedule of maturities of securities as of June 30, 2024.  Available for sale securities are reported at fair value and held to maturity securities are reported at amortized cost.  Callable securities in the money are presumed called and matured at the callable date.

	Available for Sale Securities maturing within:
(Dollars in thousands)	Less than 1 Year	1 Year - 5 Years	5 Years - 10 Years	More than 10 Years	Fair Value at June 30, 2024
U.S. Treasury notes and bonds	$-	$73,173	$6,138	$-	$79,311
State and municipal	1,006	15,130	77,614	135,505	229,255
Corporate	-	-	205	-	205
Asset-backed securities	-	7,192	2,649	-	9,841
Total debt securities	1,006	95,495	86,606	135,505	318,612

Mortgage-backed securities	12,846	79,329	56,372	24,511	173,058
Total Available for Sale	$13,852	$174,824	$142,978	$160,016	$491,670

	Held to Maturity Securities maturing within:
(Dollars in thousands)	Less than 1 Year	1 Year - 5 Years	5 Years - 10 Years	More than 10 Years	Amortized Cost at June 30, 2024
U.S. Government and federal agency	$-	$2,975	$-	$-	$2,975
State and municipal	1,690	17,189	98,079	78,502	195,460
Corporate	-	-	20,028	-	20,028
Asset-backed securities	376	-	-	-	376
Total debt securities	2,066	20,164	118,107	78,502	218,839

Mortgage-backed securities	16,659	29,543	127,658	-	173,860
Total Held to Maturity	$18,725	$49,707	$245,765	$78,502	$392,699

Following is information regarding unrealized gains and losses on equity securities for the three and six months ended June 30, 2024 and 2023:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
(Dollars in thousands)
Net gains and (losses) recognized during the period	$(71)	$(385)	$(36)	$(322)
Less: Net gains and (losses) recognized during the period on securities sold	-	-	—	—

Unrealized gains and (losses) recognized during the reporting period on securities still held at the reporting date	$(71)	$(385)	$(36)	$(322)